Class A common share purchase warrants (Tables)	12 Months Ended
Dec. 31, 2024
Class Common Share Purchase Warrants
Schedule of number of class A common share purchase warrants outstanding

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

				Number of				Number of
				Warrants				Warrants
				Outstanding				Outstanding
	Expiry	Exercise		December				December
Grant Date	Date	Price	Granted	31, 2023	Issued	Expired	Exercised	31, 2024

2/11/2022	2/10/2024	US$ 0.54	43,500	43,500	-	-	(43,500)	-
3/19/2022	3/18/2024	US$ 0.54	88,235	88,235	-	-	(88,235)	-
11/16/2022	11/15/2024	US$ 0.45	2,929,900	2,929,900	-	-	(2,929,900)	-
11/18/2022	11/17/2024	US$ 0.45	259,000	259,000	-	-	(259,000)	-
12/7/2022	12/6/2024	US$ 0.44	265,000	265,000	-	-	(265,000)	-
8/10/2023	8/9/2025	US$ 0.60	810,000	810,000	-	-	-	810,000
8/10/2023	8/9/2025	US$ 0.49	48,600	48,600	-	-	-	48,600
8/16/2023	8/15/2025	US$ 0.59	602,500	602,500	-	-	(602,500)	-
9/5/2023	9/4/2025	US$ 0.59	84,545	84,545	-	-	-	84,545
10/20/2023	10/19/2025	US$ 0.59	695,000	695,000	-	-	(45,000)	650,000
10/20/2023	10/19/2025	US$ 0.59	41,700	41,700	-	-	-	41,700
12/21/2023	12/20/2025	US$ 0.60	1,650,000	1,650,000	-	-	(50,000)	1,600,000
12/21/2023	12/20/2025	US$ 0.40	81,000	81,000	-	-	(3,000)	78,000
1/4/2024	1/3/2026	US$ 0.60	120,000	-	120,000	-	-	120,000
			7,718,980	7,598,980	120,000	-	(4,286,135)	3,432,845

Schedule of value of the broker and non-broker class A common share purchase warrants outstanding

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2022	3,270,000	$294	570,467	$199	3,840,467	$493

Issued	3,842,045	404	171,300	32	4,013,345	436
Exercised	-	-	(254,832)	(138)	(254,832)	(138)

Balance at December 31, 2023	7,112,045	$698	486,935	$93	7,598,980	$791

Issued	120,000	10	-	-	120,000	10
Exercised	(3,967,500)	(372)	(318,635)	(62)	(4,286,135)	(434)

Balance at December 31, 2024	3,264,545	$336	168,300	$31	3,432,845	$367

Each warrant entitles its holder to purchase one Class A common share.